DISPOSALS AND DISSOLUTION OF SUBSIDIARIES - Additional Information (Detail) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 29, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Jan. 05, 2021 CNY (¥)	Jan. 05, 2021 MXN ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin					¥ 280,231,000
Shanghai Caiyin Asset Management Co Ltd
Business Acquisition [Line Items]
Purchase price for shares						¥ 75,646,000
Loans receivable waived off									¥ 1,973,613,000
Contingent amount							¥ 117,021,000	¥ 255,064,000	¥ 372,085,000
Shanghai Caiyin
Business Acquisition [Line Items]
Sale value of disposal group										¥ 1,078,686,000
Contingent consideration receivable										¥ 372,085,000
Disposal group, including discontinued operation, gain derived from release of contingent consideration payable							117,021,000	138,043,000
Disposal group accounts payable							¥ 188,300,000	322,028,000
Disposal group fixed payable								205,007,000
Disposal group contingent payable								¥ 117,021,000
Cash settlement payment						¥ 4,464,000
Aguila Information
Business Acquisition [Line Items]
Equity ownership percent transferred			6.00%	6.00%
Shanghai Bweenet Subsidiary
Business Acquisition [Line Items]
Equity ownership percent transferred		95.00%
Jiayin Finance
Business Acquisition [Line Items]
Purchase price for shares	¥ 93,343,000
Gain or loss recognized	¥ 0
Jiayin Finance | Shanghai Bweenet Subsidiary
Business Acquisition [Line Items]
Equity ownership percent transferred	95.00%
Shanghai Bweenet
Business Acquisition [Line Items]
Purchase price for shares		¥ 86,487,000
Shanghai Zhundian Enterprise Service Co Ltd
Business Acquisition [Line Items]
Purchase price for shares	¥ 1,037,000
Gain or loss recognized	¥ 3,592,000
Shanghai Zhundian Enterprise Service Co Ltd | Shanghai Zhundian Subsidiary
Business Acquisition [Line Items]
Equity ownership percent transferred	70.00%
Noble Fintech
Business Acquisition [Line Items]
Purchase price for shares | $				$ 1
Gain or loss recognized			¥ 1,256,000
Noble Fintech | Aguila Information
Business Acquisition [Line Items]
Equity ownership percent transferred			6.00%	6.00%
Shenzhen Rongxinbao
Business Acquisition [Line Items]
Equity Percent Acquired						100.00%
Purchase price for shares						¥ 391,870,000
Gain or loss recognized						2,012,000
Shenzhen Rongxinbao | Shanghai Caiyin
Business Acquisition [Line Items]
Disposal consideration settled by accounts receivable						108,190,000
Fujian Zhuoqun
Business Acquisition [Line Items]
Purchase price for shares						316,224,000
Fujian Zhuoqun | Shanghai Caiyin
Business Acquisition [Line Items]
Disposal consideration settled by accounts receivable						¥ 75,646,000